Managing Director
Securities Operations
NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalbertt@nyse.com

CIK 764764

NYSE Group

06060272

CERTNYS

1-11241

October 25, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CATERPILLAR FINANCIAL SERVICES CORPORATION, 5.125% Medium-Term Notes Series F Due October 12, 2011 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received or October 25, 2006. Tentative listing date – Not yet determined.

Sincerely,